FT Vest Dow Jones Internet & Target Income ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
FT Vest Dow Jones Internet & Target Income ETF | FT Vest Dow Jones Internet & Target Income ETF
Prospectus [Line Items]
Annual Return [Percent]	9.43%